SCHEDULE OF BASIC AND DILUTED EARNINGS AND LOSS PER SHARE (Details) - USD ($)	3 Months Ended					9 Months Ended		12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Net loss	$ (649,775)	$ (605,563)	$ (456,855)	$ (718,790)	$ (271,333)	$ (1,712,193)	$ (622,544)	$ (1,341,333)	$ (587,997)
Weighted-average shares used to compute basic EPS	28,008,183				27,655,560	27,779,164	27,655,560	27,656,094	26,112,909
Weighted-average shares used to compute diluted EPS								27,656,094	26,122,909
Basic	$ (0.02)				$ (0.01)	$ (0.06)	$ (0.02)	$ (0.05)	$ (0.02)
Diluted	$ (0.02)				$ (0.01)	$ (0.06)	$ (0.02)	$ (0.05)	$ (0.02)